NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2003.

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
o American Century VP International Fund: Class III+
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II

DREYFUS
o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
  Service Shares
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class
o VIP Growth Portfolio: Service Class
o VIP High Income Portfolio: Service Class*
o VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP II Contrafund(R) Portfolio: Service Class
o VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
o VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
(FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Comstock GVIT Value Fund: Class I (formerly,
  Federated GVIT Equity Income Fund: Class I)*

o Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I
  (formerly, Dreyfus NSAT Mid Cap Index Fund)
o Federated GVIT High Income Bond Fund: Class I
  (formerly, Federated NSAT High Income Bond Fund)
o Gartmore GVIT Emerging Markets Fund: Class III
  (formerly, Gartmore NSAT Emerging Markets Fund)+
o Gartmore GVIT Global Financial Services Fund: Class III+
o Gartmore GVIT Global Health Sciences Fund: Class III+
o Gartmore GVIT Global Technology and Communications Fund: Class III (formerly, Gartmore NSAT Global Technology and Communications Fund) +
o Gartmore GVIT Global Utilities Fund: Class III+
o Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond Fund)
o Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o Gartmore GVIT International Growth Fund: Class III
  (formerly, Gartmore NSAT International Growth Fund)+
o Gartmore GVIT Investor Destinations Funds
>> Gartmore GVIT Investor Destinations Conservative Fund
>> Gartmore GVIT Investor Destinations Moderately Conservative Fund
>> Gartmore GVIT Investor Destinations Moderate Fund
>> Gartmore GVIT Investor Destinations Moderately Aggressive Fund
>> Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I
  (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o Gartmore GVIT Money Market Fund: Class I
  (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I
  (formerly, GVIT Total Return Fund: Class I)
o Gartmore GVIT Nationwide Leaders Fund: Class III+
o Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o Gartmore GVIT Worldwide Leaders Fund: Class III+
o GVIT Small Cap Growth Fund: Class I
  (formerly, Nationwide(R)Small Cap Growth Fund)
o GVIT Small Cap Value Fund: Class I
  (formerly, Nationwide(R)Small Cap Value Fund)
o GVIT Small Company Fund: Class I
  (formerly, Nationwide(R)Small Company Fund)
o J.P. Morgan GVIT Balanced Fund: Class I
  (formerly, J.P. Morgan NSAT Balanced Fund)*
o Van Kampen GVIT Multi Sector Bond Fund: Class I
  (formerly, MAS GVIT Multi Sector Bond Fund: Class I)*

JANUS ASPEN SERIES
o Capital Appreciation Portfolio: Service Shares
o Global Technology Portfolio: Service II Shares+
o International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Guardian Portfolio
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Mid-Cap Growth Portfolio: Class I
o AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer Main Street(R)Fund/VA: Initial Class
  (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o Emerging Markets Debt Portfolio: Class I
o U.S. Real Estate Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
o Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Nationwide GVIT Strategic Value Fund: Class I (formerly, Nationwide Strategic Value Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Emerging Markets Fund
o Worldwide Hard Assets Fund

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o Mid Cap Growth Portfolio: Class I

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
  Portfolio)
o International Focus Portfolio (formerly, International Equity Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o Turner GVIT Growth Focus Fund: Class I
  (formerly, Turner NSAT Growth Focus Fund)

JANUS ASPEN SERIES
o Global Technology Portfolio: Service Shares
o International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Worldwide Leaders Fund: Class I

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Global Securities Fund/VA: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 47.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

o Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o prospectus for the Guaranteed Term Options;
o required Nationwide forms; and
o Nationwide's privacy statement,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o  IS NOT A BANK DEPOSIT
o  IS NOT FDIC INSURED
o  IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o  IS NOT AVAILABLE IN EVERY STATE
o  MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................5

TABLE OF CONTENTS............................................6

CONTRACT EXPENSES............................................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................10

EXAMPLE.....................................................11

SYNOPSIS OF THE CONTRACTS...................................11

FINANCIAL STATEMENTS........................................12

CONDENSED FINANCIAL INFORMATION.............................12

NATIONWIDE LIFE INSURANCE COMPANY...........................12

NATIONWIDE INVESTMENT SERVICES CORPORATION..................12

TYPES OF CONTRACTS..........................................13
     Charitable Remainder Trusts
     Investment Only (Qualified Plans)
     Individual Retirement Annuities (IRAs)
     Non-Qualified Contracts
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................15
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................17
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS.............................................19
     CDSC Options and Charges
     Optional Death Benefit

CONTRACT OWNERSHIP..........................................20
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................22
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................24

SURRENDER (REDEMPTION)......................................25
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
        Program or a Louisiana Optional Retirement
        Plan

LOAN PRIVILEGE..............................................26
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT..................................................27

CONTRACT OWNER SERVICES.....................................28
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................29

ANNUITIZING THE CONTRACT....................................29
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..............................................31
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................32
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, SEP IRAs and
        Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................35
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................39

LEGAL PROCEEDINGS...........................................39

ADVERTISING ................................................40

SUB-ACCOUNT PERFORMANCE SUMMARY.............................41

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....47

APPENDIX A: UNDERLYING MUTUAL FUNDS.........................48

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................62

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)........................ 7% 1
-------------------------------------------------------------------------- -----

MAXIMUM LOAN PROCESSING FEE............................................... $25 2
-------------------------------------------------------------------------- -----
-------------------------------------------------------------------------- -----

MAXIMUM SHORT TERM TRADING FEE
(as a percentage of transaction amount)................................... 1%
-------------------------------------------------------------------------- -----

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------- ------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE............................... $15 3
------------------------------------------------------------------------- ------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)4

     MORTALITY AND EXPENSE RISK CHARGE.................................. 1.10%
------------------------------------------------------------------------ -------




  ----------
 1 Range of CDSC over time:
------------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT          0           1         2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
------------------------------------------------------------------------------------------------------------------------------


Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary. This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

4 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.

--------------------------------------------------------------------------------
                         ADDITIONAL CONTRACT OPTIONS 1
----------------------------------- ---------- ---------- ---------- -----------

FIVE-YEAR CDSC OPTION..................................................  0.15% 2
Total Variable Account Charges (including this option only)............  1.25%
--------------------------------------------------------------------------------

CDSC WAIVER OPTIONS
An applicant may purchase one or more of the following CDSC options.

 ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER...........   0.10% 3
 Total Variable Account Charges (including this option only)..........   1.20%

 10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED
 ANNUITIES ONLY).....................................................    0.05%
 Total Variable Account Charges (including this option only).........    1.15%

 HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)........    0.15%
 Total Variable Account Charges (including this option only).........    1.25%
---------------------------------------------------------------------------- ---

DEATH BENEFIT OPTIONS
An applicant may purchase one or both of the available death benefit options as a replacement for the standard death benefit.

 OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT............................     0.05%
 Total Variable Account Charges (including this option only)........     1.15%

 OPTIONAL 5% ENHANCED DEATH BENEFIT.................................     0.10%
 Total Variable Account Charges (including this option only)........     1.20%
---------------------------------------------------------------------------- ---




---------------------------------
1 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.


2 Range of Five-Year CDSC over time:
-------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT     0     1       2       3       4       5
                                 ---------- ---------- ---------- -----------
-------------------------------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                   7%    7%      6%      4%      2%      0%
-------------------------------------------------------------------------------
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

3 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
--------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)......   1.10%

Five-Year CDSC Option................................................   0.15%

Additional Withdrawal Without Charge and Disability Waiver...........   0.10%

10 Year and Disability Waiver for Tax Sheltered Annuities............   0.05%

Hardship Waiver for Tax Sheltered Annuities..........................   0.15%

Optional One-Year Step Up Death Benefit..............................   0.05%

Optional 5% Enhanced Death Benefit...................................   0.10%
----------------------------------------------------------------------- --------
----------------------------------------------------------------------- --------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES.....................    1.70%
---------------------------------------------------------------------- ---------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  1.71%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):
o American Century Variable Portfolios, Inc. - American Century VP International
  Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o GVIT Dreyfus GVIT International Value Fund: Class III
o GVIT Gartmore GVIT Emerging Markets Fund: Class III
o GVIT Gartmore GVIT Global Financial Services Fund: Class III
o GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o GVIT Gartmore GVIT Global Utilities Fund: Class III
o GVIT Gartmore GVIT International Growth Fund: Class III
o GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o GVIT Turner Growth Focus Fund: Class III
o Janus Aspen Series - Global Technology Portfolio: Service II Shares
o Janus Aspen Series - International Growth Portfolio: Service II Shares
o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
  Class III

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o a $10,000 investment in the contract for the time periods indicated;

o a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o the 7 year CDSC schedule;

o a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and

o the total variable account charges associated with the most expensive combination of optional benefits (1.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.71%)        969    1,646  2,257   3,958    374   1,136   1,917   3,958     *    1,136   1,917    3,958
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        818    1,196  1,516   2,525    223    686    1,176   2,525     *     686    1,176    2,525
------------------------------------------------------------------------------------------------------------------------------------
*The contracts sold under this prospectus do not permit annuitization during the first two contract years.



SYNOPSIS OF THE CONTRACTS
The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant." The contracts can be categorized as:

     o    Charitable Remainder Trusts;

     o    Investment Only (Qualified Plan);

     o    Individual Retirement Annuities (IRAs);

     o    Non-Qualified Contract;

     o    Roth IRAs;

     o    Simplified Employee Pension (SEP IRAs);

     o    Simple IRA;

     o    Tax Sheltered Annuities; and

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Charitable                  $0                $0
Remainder Trust
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Investment only           $1,000              $0
(Qualified Plan)
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                       $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified             $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                  $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                   $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Simple IRA                $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered               $0                $25
Annuity
-------------------- ----------------- ------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary. This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:


---------------------------- ------------- ------------
                               CONTRACT      CHARGE
          OPTION                 TYPE
---------------------------- ------------- ------------
---------------------------- ------------- ------------
Five Year CDSC                   All          0.15%
---------------------------- ------------- ------------
---------------------------- ------------- ------------
Additional Withdrawal            All          0.10%
Without Charge and
Disability Waiver
---------------------------- ------------- ------------
---------------------------- ------------- ------------
10 Year and Disability           Tax          0.05%
Waiver                        Sheltered
                              Annuities
---------------------------- ------------- ------------
---------------------------- ------------- ------------
Hardship Waiver                  Tax          0.15%
                              Sheltered
                              Annuities
---------------------------- ------------- ------------

Two optional death benefits are available under the contract. Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

          a)   the contract value on the day before the withdrawal; and

          b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INVESTMENT ONLY (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o  minimum participation rules;
o  top-heavy contribution rules;
o  nondiscriminatory allocation rules; and
o  requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o vesting requirements;
o participation requirements; and
o administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------------- ---------------------
  NUMBER OF COMPLETED YEARS FROM            CDSC
     DATE OF PURCHASE PAYMENT            PERCENTAGE
----------------------------------- ---------------------
----------------------------------- ---------------------
                0                            7%
----------------------------------- ---------------------
----------------------------------- ---------------------
                1                            7%
----------------------------------- ---------------------
----------------------------------- ---------------------
                2                            6%
----------------------------------- ---------------------
----------------------------------- ---------------------
                3                            5%
----------------------------------- ---------------------
----------------------------------- ---------------------
                4                            4%
----------------------------------- ---------------------
----------------------------------- ---------------------
                5                            3%
----------------------------------- ---------------------
----------------------------------- ---------------------
                6                            2%
----------------------------------- ---------------------
----------------------------------- ---------------------
                7                            0%
----------------------------------- ---------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a) 10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     1) upon the annuitization of contracts which have been in force for at least two years;

     2)   upon payment of a death benefit; or

     3) from any values which have been held under a contract for at least 7 years (5 years if the 5 Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

     a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     o    contract loans or surrenders, including CDSC-free withdrawals; or

     o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.



The Five Year CDSC Option applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
----------------------------------------------------
                0                        7%
----------------------------------------------------
----------------------------------------------------
                1                        7%
----------------------------------------------------
----------------------------------------------------
                2                        6%
----------------------------------------------------
----------------------------------------------------
                3                        4%
----------------------------------------------------
----------------------------------------------------
                4                        2%
----------------------------------------------------
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

     1)   the contract owner has been the owner of the contract for 10 years;
          and

     2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

OPTIONAL DEATH BENEFITS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

     o    the third contract anniversary has passed; and

     o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

     o the contract owner has been diagnosed by a physician, at any time after contr act issuance, to have a terminal illness; and

     o Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Charitable                  $0                $0
Remainder Trust
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Investment only           $1,000              $0
(Qualified Plan)
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                       $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified             $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                  $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                   $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Simple IRA                $1,000              $0
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered               $0                $25
Annuity
-------------------- ----------------- ------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o  New Year's Day               o Independence Day
o  Martin Luther King, Jr. Day  o Labor Day
o  Presidents' Day              o Thanksgiving
o  Good Friday                  o Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account;

     2)   amounts allocated to the fixed account; and

     3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

     c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than

10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

     o    variable account charges;

     o    underlying mutual fund charges;

     o    the investment performance of the underlying mutual funds;

     o    amounts allocated to the fixed account and any interest credited; and

     o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT
PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, GVIT - Federated GVIT High Income Bond Fund: Class I, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT - Gartmore GVIT Money Market Fund: Class I.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 59 1/2through age 61             7%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o the age (or date) specified in your contract; or

o the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.

     Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES,
INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS AND
ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     (b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;


     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

     o    the type of contract purchased;

     o    the purposes for which the contract is purchased; and

     o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

     o    Individual Retirement Annuities;

     o    SEP IRAs;

     o    Simple IRAs;

     o    Roth IRAs;

     o    Tax Sheltered Annuities; and

     o    Non-Qualified Annuities.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

     o    made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o    used for qualified higher education expenses; or

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     o it is made on or after the date on which the contract owner attains age 59 1/2;

     o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     o    it is attributable to the contract owner's disability; or

     o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     o    made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o    for qualified higher education expenses; or

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:


     o    made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

     o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

     o    the result of a contract owner's death;

     o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

     o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

     o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans;

     o purchased by an employer upon the termination of certain qualified retirement plans; or

     o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

     o the distribution is made directly to another Tax Sheltered Annuity or IRA; or

     o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

     o if the payee does not provide Nationwide with a taxpayer identification number; or

     o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o  a transfer of the contract from one contract owner to another; or

o  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:


     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of a material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.70% (the maximum variable account charges if the most expensive optional benefits are chosen), a Contract Maintenance Charge of $15, and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.10%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.



                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                          to 12/31/02    to 12/31/02    to 12/31/02       Account
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -26.99%         -3.90%         -3.19%      11/03/97
VP Income & Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -27.90%         -5.37%         -5.31%      11/03/97
VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century            N/A            N/A        -26.08%      05/01/02
VP International Fund: Class III
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American Century            N/A            N/A        -26.79%      05/01/02
VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -20.81%          0.00%          0.46%      11/03/97
VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -40.50%        -11.45%        -11.79%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio                 -27.47%         -9.39%        -10.54%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                     -30.39%         -3.62%         -2.98%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                   N/A            N/A        -30.13%      05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial        -35.74%         -7.36%         -7.08%      11/03/97
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares                     -29.72%         -4.52%         -3.93%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -         -24.56%         -1.97%         -1.57%      11/03/97
Initial Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:         -0.35%            N/A          2.57%      05/03/99
Primary Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                -24.82%         -3.56%         -2.99%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                       -36.89%         -3.98%         -4.02%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                   -5.94%        -10.16%         -9.95%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                     -27.88%         -7.70%         -7.95%      11/03/97
------------------------------------------------------------------------------------------------------------------------------



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                          to 12/31/02    to 12/31/02    to 12/31/02       Account
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R                        N/A            N/A        -29.01%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class              -17.89%         -0.06%         -0.36%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -29.31%        -10.13%         -9.39%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class              N/A            N/A        -31.65%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                              -32.26%         -8.00%         -7.74%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -23.27%          1.53%          1.16%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                   -6.33%         -2.48%         -2.16%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -23.20%            N/A        -20.63%      10/02/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                     N/A            N/A        -31.08%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III            N/A            N/A        -19.05%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class III               N/A            N/A        -22.52%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -48.39%            N/A        -57.59%      10/02/00
Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology Communications Fund:               N/A            N/A        -34.60%      05/01/02
Class III
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class III                     N/A            N/A        -27.22%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                      1.30%          3.46%          3.54%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                             -35.53%        -16.28%        -15.55%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I               -31.31%            N/A        -32.07%      10/02/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III                 N/A            N/A        -28.66%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           -8.91%            N/A         -9.69%      12/21/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                 -13.07%            N/A        -13.60%      12/21/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund              -18.05%            N/A        -18.42%      12/21/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive      -22.61%            N/A        -22.63%      12/21/01
Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund            -26.19%            N/A        -26.11%      12/21/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                     -43.12%         -8.17%         -7.86%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                        -8.15%          0.28%          0.29%      10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                        -25.41%         -5.81%        -5.39%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                   N/A            N/A        -16.14%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                  N/A            N/A        -31.32%      01/25/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -32.49%         -8.54%         -8.39%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                            -39.71%            N/A         -3.54%      05/03/99
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class                               -34.11%          1.42%          0.78%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                               -25.12%          0.36%         -0.74%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -20.53%         -5.57%         -5.35%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                  -32.46%         -9.28%         -9.08%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                         -48.46%            N/A        -54.84%      10/02/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                           N/A            N/A        -31.25%      05/01/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                 -2.41%          0.24%          0.26%      11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:  Service       -23.84%            N/A        -23.58%      01/27/00
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:  Service          -46.70%            N/A        -42.61%      01/27/00
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II            N/A            N/A        -34.91%      05/01/02
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:  Service       -32.83%            N/A        -27.25%      01/27/00
Shares
------------------------------------------------------------------------------------------------------------------------------


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                                                or Date Fund
                                                                                                Available in     Date Fund
                                                                                                the Variable   Available in
                                                                    1 Year         5 Years        Account      the Variable
                      Sub-Account Option                          to 12/31/02    to 12/31/02    to 12/31/02       Account
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service           N/A            N/A         -28.91%          05/01/02
II Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             -33.46%         -1.55%         -0.67%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I              -36.10%         -2.40%          0.70%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                             -31.35%         -7.44%         -7.25%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -34.68%         -5.43%         -6.49%          11/03/97
Growth Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital            -33.83%         -1.30%         -1.82%          11/03/97
Appreciation Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global             -29.51%            N/A        -19.47%          05/01/00
Securities Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)     -26.46%         -7.01%         -6.56%          11/03/97
Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class                    -33.80%            N/A        -17.59%          05/01/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets           -0.43%          0.22%          0.92%          11/03/97
Debt Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth            -37.76%            N/A        -32.29%          05/01/00
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate          -10.00%            N/A         -0.30%          09/21/00
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets      -11.93%        -10.19%        -12.83%          11/03/97
Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      -11.87%         -8.31%        -10.56%          11/03/97
------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -25.28%         -2.16%          -0.54%         10/30/97
VP Income & Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -26.20%         -3.68%           2.03%         05/02/94
VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -26.20%         -3.68%          -2.03%         05/02/94
VP International Fund: Class III
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -28.35%            N/A         -20.87%         05/01/01
VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -19.07%          1.95%           2.62%         05/01/96
VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -38.88%         -9.65%          -6.30%         09/30/96
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio                 -25.77%         -7.53%          -3.20%         06/30/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                     -28.71%         -1.81%          -0.91%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                   N/A            N/A         -28.59%         05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial         -34.09%         -5.66%           5.80%         10/06/93
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:  Initial Shares                     -28.03%         -2.81%           7.64%         09/29/89
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio.:         -22.84%         -0.23%           8.89%         04/05/93
Initial Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:          1.65%            N/A           4.47%         04/22/99
Primary Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                -23.10%         -1.73%           8.44%         10/09/86
------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                       -35.24%         -2.38%           9.09%         10/09/86
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                   -3.97%         -7.96%           2.18%         09/19/85
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                     -26.17%         -5.90%           3.39%         01/28/87
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class R                   -26.12%         -5.88%           3.42%         01/28/87
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class              -16.13%          1.70%          10.90%         01/03/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -27.62%         -8.23%           3.62%         01/03/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class              N/A            N/A         -26.67%         02/20/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                              -30.59%         -6.17%          -5.57%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -21.54%          3.33%           3.23%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                   -4.36%         -0.49%           0.09%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -21.47%            N/A         -22.26%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                 -21.43%            N/A         -22.25%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III        -17.96%            N/A         -17.97%         12/28/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class III           -25.06%            N/A         -13.35%         12/29/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -46.81%            N/A         -44.65%         06/30/00
Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -46.36%            N/A         -44.48%         06/30/00
Class III
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore Global Utilities Fund: Class III                      -30.33%            N/A         -30.28%         12/28/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                      3.31%          5.44%           6.06%         11/08/82
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                             -33.88%        -14.27%           0.75%         04/15/92
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I               -29.63%            N/A         -30.31%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III             -29.49%            N/A         -30.26%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           -7.09%            N/A          -6.64%         12/12/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                 -11.28%            N/A         -10.40%         12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund              -16.29%            N/A         -15.07%         12/12/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive      -20.88%            N/A         -19.30%         12/12/01
Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund            -24.48%            N/A         -22.66%         12/12/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                     -41.51%         -6.52%          -5.84%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                        -6.34%          2.26%           3.09%         11/10/81
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                       -23.42%         -3.97%           6.20%         11/08/82
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III               -12.78%            N/A         -12.79%         12/31/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVITGartmore GVIT U.S. Growth Leaders Fund: Class III               -29.16%            N/A         -29.18%         12/31/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -30.82%         -6.74%          -6.23%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                            -38.08%            N/A          -1.86%         05/03/99
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                             -32.45%          3.28%           2.91%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                               -23.40%          2.17%           8.91%         10/23/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -18.79%         -3.63%          -3.14%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                  -30.79%         -7.28%          -6.68%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                         -46.88%            N/A         -48.20%         06/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                       -46.39%            N/A        -48.03%          06/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                 -0.42%          2.28%          2.51%          10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:  Service       -22.11%          5.11%          9.01%          05/01/97
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:  Service          -45.11%            N/A        -39.65%          01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:  Service II       -45.11%            N/A           N/A*          01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:  Service       -31.15%         -1.87%          6.90%          05/02/94
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:  Service       -30.93%         -1.91%          6.87%          05/02/94
II Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             -31.79%          0.14%          1.27%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I              -34.45%         -0.85%          2.49%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                             -29.67%         -5.52%          6.20%          03/22/94
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -33.02%         -3.78%          5.39%          08/15/86
Growth Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital            -32.17%          0.37%          8.86%          04/03/85
Appreciation Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global             -27.82%          3.53%         10.61%          11/12/90
Securities Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)     -24.75%         -5.13%          7.40%          07/05/95
Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class                    -32.13%          0.91%          9.48%          05/08/92
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets            1.57%          2.46%          2.37%          06/16/97
Debt Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth            -36.12%            N/A        -15.97%          10/18/99
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           -8.19%          2.40%          5.03%          03/03/97
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets      -10.13%         -7.93%         -4.18%          12/21/95
Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      -10.07%         -6.04%          3.80%          09/01/89
------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -20.41%         -1.44%           0.01%         10/30/97
VP Income & Growth Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -21.40%         -2.99%           2.04%         05/02/94
VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -21.40%         -2.99%           2.04%         05/02/94
VP International Fund: Class III
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -23.71%            N/A         -17.76%         05/01/01
VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century       -13.73%          2.61%           7.13%         05/01/96
VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio         -35.03%         -9.03%          -6.01%         09/30/96
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio                 -20.94%         -6.88%          -3.18%         06/30/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                     -24.09%         -1.09%          -0.36%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                   N/A            N/A         -23.81%         05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial        -29.88%         -4.98%           5.81%         10/06/93
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares                     -23.37%         -2.10%           7.95%         09/29/89
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -         -17.78%          0.48%           8.90%         04/05/93
Initial Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II:          7.95%            N/A           5.57%         04/22/99
Primary Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class                -18.06%         -1.01%           8.72%         10/09/86
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                       -31.12%         -1.66%           7.10%         10/09/86
------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                    2.33%         -7.32%           2.18%         09/19/85
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class                     -21.37%         -5.23%           3.39%         01/28/87
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class R                   -21.31%         -5.21%           3.42%         01/28/87
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class               -10.57%          2.36%          10.91%         01/03/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class     -22.93%         -7.59%           3.64%         01/03/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class               NA             NA         -21.75%         02/20/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                              -26.12%         -5.51%          -5.05%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       -16.39%          3.95%           3.70%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I                    1.94%          0.23%           0.63%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I                   -16.31%            N/A         -20.45%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                 -16.27%            N/A         -20.45%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III        -12.54%            N/A         -12.44%         12/28/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class III           -20.18%            N/A         -10.49%         12/29/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -43.56%            N/A         -43.72%         06/30/00
Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications Fund:       -43.08%            N/A         -43.55%         06/30/00
Class III
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class III                 -25.83%             NA         -25.68%         12/28/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                      9.61%          6.02%           6.06%         11/08/82
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                             -29.66%        -13.72%           0.75%         04/15/92
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I               -25.09%            N/A         -28.76%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III             -24.93%            N/A         -28.71%         08/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           -0.85%            N/A          -0.54%         12/12/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                  -5.36%            N/A          -4.57%         12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund              -10.74%            N/A          -9.57%         12/12/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive      -15.68%            N/A         -14.11%         12/12/01
Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund            -19.54%            N/A         -17.71%         12/12/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                     -37.86%         -5.86%          -5.32%         10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                        -0.05%          2.91%           3.09%         11/10/81
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide(R)Fund: Class I                        -18.41%         -3.28%          6.20%         11/08/82
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                -6.97%            N/A         -6.97%          12/31/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III              -24.58%            N/A        -24.59%          12/31/01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                  -26.36%         -6.08%         -5.71%          10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                            -34.17%            N/A         -0.58%          05/03/99
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class                               -28.12%          3.90%          3.40%          10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                               -18.39%          2.82%          8.93%          10/23/95
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                        -13.43%         -2.93%         -2.60%          10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                  -26.33%         -6.63%         -6.17%          10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                         -43.64%            N/A        -47.41%          06/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                       -43.11%            N/A        -47.23%          06/30/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                  5.88%          2.93%          3.00%          10/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service        -17.00%          5.69%          9.35%          05/01/97
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service           -41.73%            N/A        -38.80%          01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service II        -41.73%            N/A           N/A*          01/18/00
Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service        -26.73%         -1.15%          6.91%          05/02/94
Shares
------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Years
                                                                    1 Year         5 Years      to 12/31/02      Date Fund
                      Sub-Account Option                          to 12/31/02    to 12/31/02     or Life of      Effective
                                                                                                    Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service        -26.49%         -1.19%          6.88%          05/02/94
II Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             -27.41%          0.85%          1.79%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I              -30.27%         -0.12%          2.98%          11/03/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                             -25.13%         -4.85%          6.21%          03/22/94
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive         -28.74%         -3.09%          5.39%          08/15/86
Growth Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital            -27.81%          1.07%          8.86%          04/03/85
Appreciation Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global             -23.14%          4.15%         10.61%          11/12/90
Securities Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)     -19.84%         -4.45%          7.41%          07/05/95
Fund/VA: Initial Class
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor Class                    -27.77%          1.60%          9.48%          05/08/92
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets            7.87%          3.10%          2.83%          06/16/97
Debt Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth            -32.07%            N/A        -14.78%          10/18/99
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           -2.03%          3.05%          5.41%          03/03/97
Portfolio: Class I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       -4.12%         -7.28%         -4.15%          12/21/95
Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       -4.05%         -5.37%          3.80%          09/01/89
------------------------------------------------------------------------------------------------------------------------------

*Historical performance information is not available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                         PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................3
Condensed Financial Information.............................................3
Financial Statements......................................................117

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

       Please refer to the prospectus for each underlying mutual fund for more detailed information.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE
CLASS No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS Not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

*The underlying mutual fund operates under an expense cap of 1.46%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The underlying mutual fund operates under an expense cap of 1.33%. The expense cap is guaranteed to remain in effect until July 1, 2003.



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.27%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The underlying mutual fund operates under an expense cap of 1.27%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.11%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor
Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The underlying mutual fund operates under an expense cap of 1.13%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS
I No longer available to receive transfers or new purchase payments effective
May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I No
longer available to receive transfers or new purchase payments effective May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS III
Available only to contracts issued prior to January 25, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.07%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).
*The underlying mutual fund operates under an expense cap of 1.07%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:
INITIAL CLASS No longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.


APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 1.10%) and contracts with all available rider options available on December 31, 2002 (the maximum variable account charge of 1.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:
                   CALLING: 1-800-848-6331, TDD 1-800 238-3035

                   WRITING: Nationwide Life Insurance Company
                            One Nationwide Plaza, RR1-04-F4
                            Columbus, Ohio 43215

       CHECKING ON-LINE AT: www.bestofamerica.com
--------------------------------------------------------------------------------

              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)
               (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        YEAR
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               11.705008            9.333731             -20.26%             114,316          2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.914785           11.705008              -9.37%             100,002          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.608384           12.914785             -11.59%             290,153          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.515499           14.608384              16.72%              92,217          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.515499              25.15%               2,007          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               11.275782            8.879812             -21.25%              53,502          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               16.098754           11.275782             -29.96%              58,134          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               19.569739           16.098754             -17.74%              99,177          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.062037           19.569739              62.24%              21,445          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.062037              20.62%                 562          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000            8.055362             -19.45%              19,325          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               10.000000            7.979129             -20.21%               1,675          2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS   YEAR
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
American Century               14.420645           12.461991             -13.58%           117,173            2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.924722           14.420645              11.57%            63,465            2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.060928           12.924722              16.85%            17,917            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.279817           11.060928              -1.94%             9,493            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           11.279817              12.80%                 4            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -          11.746746            7.649197             -34.88%             2,014            2002
Global Post-Venture
Capital Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               16.644686           11.746746             -29.43%             2,122            2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               20.760969           16.644686             -19.83%             5,260            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.839012           20.760969              61.70%             1,421            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.839012              28.39%                40            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust -           9.875436            7.822670          -20.79%                  640            2002
International Equity
Focus Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.847895            9.875436          -23.14%                  719            2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               17.529681           12.847895          -26.71%                2,889            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.551939           17.529681           51.75%                  756            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           11.551939           15.52%                    2            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Credit Suisse Trust            13.441552           10.223346          -23.94%                3,648            2002
Large Cap - Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.464612           13.441552           -0.17%                2,797            2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.499772           13.464612            7.72%                4,788            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.896081           12.499772            5.07%                1,706            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           11.896081           18.96%                  142            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000            7.618563          -23.81%                3,336            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           11.081580            7.787219          -29.73%              251,247            2002
Responsible Growth
Fund, Inc. - Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.472958           11.081580          -23.43%              242,514            2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               16.447766           14.472958          -12.01%              768,604            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.784895           16.447766           28.65%              132,858            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.784895           27.85%                3,291            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            11.585200            8.895399          -23.22%              546,163            2002
Fund, Inc. - Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.339745           11.585200          -13.15%              478,009            2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.867150           13.339745          -10.27%            1,255,447            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.464249           14.867150           19.28%              320,723            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.464249           24.64%               16,248            1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS   YEAR
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Variable               12.036131            9.914002          -17.63%                 67,989          2002
Investment Fund -
Initial Shares
Appreciation Portfolio
Initial Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.420126           12.036131          -10.31%                 56,393          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.657521           13.420126           -1.74%                245,175          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.389971           13.657521           10.23%                 53,990          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.389971           23.90%                 11,546          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            11.432220           12.358755            8.10%                 72,830          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.702323           11.432220            6.82%                 24,774          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.796953           10.702323            9.24%                  3,292          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            9.796953           -2.03%                  6,059          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Equity            12.478012           10.243000          -17.91%                162,033          2002
-Income Portfolio:
Service Class- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.294130           12.478012           -6.14%                119,839          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.410474           13.294130            7.12%                213,299          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.809798           12.410474            5.09%                110,660          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           11.809798           18.10%                  2,692          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.549094            8.662889          -30.97%                491,100          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.423665           12.549094          -18.64%                446,621          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               17.534950           15.423665          -12.04%                698,416          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.914475           17.534950           35.78%                269,474          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.914475           29.14%                 12,393          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.506322            7.692360            2.48%                 54,260          2002
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                8.615157            7.506322          -12.87%                 44,056          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.255695            8.615157          -23.46%                135,220          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.530579           11.255695            6.89%                 38,431          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.530579            5.31%                    262          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.690513            8.421945          -21.22%                 25,879          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.731142           10.690513          -22.14%                 33,441          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               17.171657           13.731142          -20.04%                 52,347          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.187321           17.171657           40.90%                 12,327          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.187321           21.87%                      0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas          10.000000            7.739985          -22.60%                 10,606          2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.564462           11.255043          -10.42%                271,483          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.497111           12.564462          -13.33%                239,522          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.712599           14.497111           -7.74%                559,132          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.797152           15.712599           22.78%                167,682          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.797152           27.97%                  2,513          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION     YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         8.791124            6.788835          -22.78%                46,281          2002
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.389625            8.791124          -15.39%                41,449          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.683293           10.389625          -18.08%                83,616          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.309512           12.683293            3.04%                47,217          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.309512           23.10%                 1,093          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.454046          -25.46%                   658          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT             10.661295            7.892787          -25.97%                14,363          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.271980           10.661295          -13.12%                10,810          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.882376           12.271980          -11.60%                10,551          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.846282           13.882376           17.19%                 4,561          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.846282           18.46%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          16.298133           13.651955          -16.24%                57,912          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.698444           16.298133           -2.40%                37,050          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.654661           16.698444           13.95%                31,437          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.253848           14.654661           19.59%                 1,411          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.253848           22.54%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.866328           10.072515            2.09%                16,927          2002
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.573036            9.866328            3.06%                11,912          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.552305            9.573036           -9.28%                12,666          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.339812           10.552305            2.06%                 6,179          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.339812            3.40%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.147532            6.830658          -16.16%                10,603          2002
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.689073            8.147532           -6.23%                 5,018          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.689073          -13.11%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.516119          -24.84%                 3,491          2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION     YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.829190          -11.71%                   114          2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.453928          -15.46%                   580          2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.399372            1.923621          -43.41%                25,216          2002
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.001519            3.399372          -43.36%                19,102          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.001519          -39.98%                17,439          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.136357          -28.64%                 2,023          2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.945569          -20.54%                    28          2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.234737           12.331593            9.76%               229,253          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.591943           11.234737            6.07%               133,587          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.515930           10.591943           11.31%               150,095          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.853072            9.515930           -3.42%                90,312          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.853072           -1.47%                 2,793          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.624951            4.670172          -29.51%               323,027          2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.321861            6.624951          -28.93%               318,353          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.829034            9.321861          -27.34%               393,628          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.439602           12.829034            3.13%               281,903          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.439602           24.40%                 8,312          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.509205            4.885747          -24.94%                 1,720          2002
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.225133            6.509205          -29.44%                 1,969          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.225133           -7.75%                   751          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.777707          -22.22%                 1,750          2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS   YEAR
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.947392           -0.53%                  7,321          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.543547           -4.56%                 10,774          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.046478           -9.54%                 35,394          2002
Investors Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.598521          -14.01%                 35,229          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            8.246178          -17.54%                  9,874          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT Mid         13.352487            8.317327          -37.71%                 58,534          2002
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               19.374164           13.352487          -31.08%                 50,539          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               23.148836           19.374164          -16.31%                 90,671          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.668723           23.148836           82.72%                 19,350          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.668723           26.69%                     23          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             11.248046           11.259085            0.10%                286,394          2002
Money Market Fund*:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.978256           11.248046            2.46%                242,535          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.468792           10.978256            4.87%                209,798          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.095781           10.468792            3.69%                165,880          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.095781            0.96%                  2,487          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.708803            8.752996          -18.26%                538,915          2002
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.280107           10.708803          -12.80%                505,938          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.684916           12.280107           -3.19%                701,784          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.993303           12.684916            5.77%                422,892          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           11.993303           19.93%                 17,305          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.16%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS   YEAR
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000            9.143759           -8.56%                    616          2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT U.S.        10.000000            7.502155          -24.98%                    697          2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.337468            7.627885          -26.21%                 15,807          2002
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.874957           10.337468          -19.71%                 11,282          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.846771           12.874957          -13.28%                 31,439          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.212250           14.846771           21.57%                  6,840          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.212250           22.12%                     86          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            14.878675            9.816488          -34.02%                 42,972          2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               16.874259           14.878675          -11.83%                 30,753          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               20.352098           16.874259          -17.09%                 26,669          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           20.352098          103.52%                    352          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            22.869189           16.473727          -27.97%                 85,792          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.027390           22.869189           26.86%                 63,374          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               16.391038           18.027390            9.98%                 75,128          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.964349           16.391038           26.43%                  6,078          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.964349           29.64%                      2          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        17.159419           14.029693          -18.24%                 66,213          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.598401           17.159419           -7.74%                 48,167          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               17.267747           18.598401            7.71%                 67,342          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.123056           17.267747           42.44%                 11,156          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.123056           21.23%                    918          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT J.P. Morgan GVIT          10.000553            8.672706          -13.28%                 30,584          2002
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.498193           10.000553           -4.74%                 22,049          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.651741           10.498193           -1.44%                 47,617          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.677473           10.651741           -0.24%                 22,586          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.677473            6.77%                    737          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Nationwide GVIT           12.717972            9.388270          -26.18%                  2,605          2002
Strategic Value Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.293158           12.717972           -4.33%                  2,220          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.489739           13.293158            6.43%                  5,392          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.028676           12.489739           -4.14%                  1,451          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           13.028676           30.29%                      0          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS   YEAR
                             BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth         3.814943            2.155919          -43.49%                 10,253          2002
Focus Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                6.327305            3.814943          -39.71%                  9,494          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            6.327305          -36.73%                  2,689          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Turner GVIT Growth        10.000000            7.498145          -25.02%                    247          2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Van Kampen GVIT           11.080176           11.748112            6.03%                 20,677          2002
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.753649           11.080176            3.04%                  9,639          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.290756           10.753649            4.50%                  7,527          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.245831           10.290756            0.44%                  3,519          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.245831            2.46%                     66          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            6.302423            5.240220          -16.85%                238,234          2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                8.152720            6.302423          -22.70%                196,861          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            8.152720          -18.47%                140,862          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            4.038883            2.359397          -41.58%                107,416          2002
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                6.515527            4.038883          -38.01%                112,873          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            6.515527          -34.84%                111,382          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000            7.102551          -28.97%                 12,974          2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -            6.201296            4.553254          -26.58%                146,242          2002
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                8.189524            6.201296          -24.28%                156,320          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            8.189524          -18.10%                146,837          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Janus Aspen Series -           10.000000            7.750784          -22.49%                 28,534          2002
International Growth
Portfolio: Service II
Shares Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Neuberger Berman AMT           14.271602           10.381389          -27.26%                 26,808          2002
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.652210           14.271602           -2.60%                 20,808          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.648600           14.652210            0.02%                 68,897          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.887023           14.648600           13.67%                 14,049          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           12.887023           28.87%                    226          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION     YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           14.613925           10.212487          -30.12%                72,479          2002
Mid-Cap Growth
Portfolio: Class I:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.610857           14.613925          -25.48%                58,852          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               21.426404           19.610857           -8.47%               129,229          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.077949           21.426404           52.20%                21,706          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.077949           40.78%                   183          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           12.052088            9.041691          -24.98%                29,727          2002
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.541566           12.052088           -3.90%                26,251          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.591929           12.541566           -0.40%                40,609          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.858021           12.591929            6.19%                22,959          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.858021           18.58%                 1,638          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           14.294141           10.207958          -28.59%               180,525          2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               21.029849           14.294141          -32.03%               154,870          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               23.954947           21.029849          -12.21%               211,195          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.191805           23.954947           81.59%                28,014          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.191805           31.92%                    85          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           15.830623           11.451136          -27.66%               202,448          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.310774           15.830623          -13.54%               164,875          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.556149           18.310774           -1.32%               220,567          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.244991           18.556149           40.10%                52,838          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.244991           32.45%                   260          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.288465            6.382747          -22.99%               115,532          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.528196            8.288465          -13.01%                56,276          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.528196           -4.72%                19,705          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.907673            9.562870          -19.69%                95,631          2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.402637           11.907673          -11.15%                66,562          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.854438           13.402637           -9.77%               105,849          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.340636           14.854438           20.37%                28,147          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.340636           23.41%                   325          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         9.337249            6.757847          -27.62%                93,116          2002
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.804830            9.337249           -4.77%                48,140          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.804830           -2.17%                13,602          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  17.490433           18.893275            8.02%                 7,810          2002
Institutional Funds,
Inc. -  Emerging
Markets Debt Portfolio:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.063592           17.490433            8.88%                 4,166          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.580968           16.063592           10.17%                 3,465          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.395495           14.580968           27.95%                   606          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.395495           13.95%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION     YEAR
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   6.029777            4.105313          -31.92%                22,459          2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.625825            6.029777          -30.10%                11,205          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.625825          -13.74%                 3,184          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.688917           13.431758           -1.88%                46,423          2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.601811           13.688917            8.63%                19,691          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.117726           12.601811            3.99%                23,407          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.972459           13.417673           -3.97%                16,780          2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.389442           13.972459           -2.90%                13,598          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               25.026598           14.389442          -42.50%                15,321          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.634284           25.026598           98.08%                 4,569          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.634284           26.34%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              11.582739           11.130644           -3.90%                 3,275          2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.078363           11.582739          -11.44%                 1,387          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.869689           13.078363           10.18%                 1,189          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.918535           11.869689           19.67%                   259          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.918535           -0.81%                    62          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and the Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.


                ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.70%)
               (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF            YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable         8.623786            6.834929          -20.74%                   0            2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.573565            8.623786           -9.92%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.894734            9.573565          -12.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable         8.717309            6.823270          -21.73%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.522513            8.717309          -30.39%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 15.314929           12.522513          -18.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            8.022584          -19.77%                   0            2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        10.000000            7.946664          -20.53%                   0            2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century Variable        11.308628            9.713280          -14.11%                   0            2002
Portfolios, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.197744           11.308628           10.89%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.780117           10.197744           16.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             8.731633            5.651258          -35.28%                   0            2002
Global Post-Venture
Capital Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.448592            8.731633           29.86%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 15.621586           12.448592          -20.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             8.153235            6.419202          -21.27%                   0            2002
International Focus
Portfolio - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.672586            8.153235          -23.61%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 14.650222           10.672586          -27.15%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -             9.922893            7.501271          -24.40%                   0            2002
Large Cap Value Portfolio
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000956            9.922893           -0.78%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.340613           10.000956            7.07%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF           YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               10.000000            7.587564          -24.12%                   0            2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially              7.899217            5.517158          -30.16%                   0            2002
Responsible Growth Fund,
Inc. - Initial Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.380157            7.899217          -23.90%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.868131           10.380157          -12.54%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index Fund,         8.309551            6.341490          -23.68%                   0            2002
Inc. - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.626823            8.309551          -13.68%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.794215            9.626823          -10.81%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                  8.866534            7.258882          -18.13%                   0            2002
Investment Fund
-Appreciation Portfolio -
Initial Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.946799            8.866534          -10.86%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.184154            9.946799           -2.33%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance              11.248475           12.086367            7.45%                   0            2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.594913           11.248475            6.17%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.757496           10.594913            8.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                      9.247408            7.544918          -18.41%                   0            2002
Equity-Income Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.912757            9.247408           -6.71%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.309967            9.912757            6.47%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth               8.711728            5.977313          -31.39%                   0            2002
Portfolio: Service Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.773174            8.711728          -19.13%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.322268           10.773174          -12.57%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income          6.372448            6.490761            1.86%                   0            2002
Portfolio: Service Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  7.358723            6.372448          -13.40%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.672582            7.358723          -23.92%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas             8.031546            6.288770          -21.70%                   0            2002
Portfolio: Service Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.379362            8.031546          -22.62%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 13.058898           10.379362          -20.52%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            10.000000            7.708483          -22.92%                   0            2002
Portfolio: Service Class
R - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------


--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                   8.909469            7.932488          -10.97%                   0            2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.343090            8.909469          -13.86%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.278366           10.343090           -8.29%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth           6.758171            5.187189          -23.25%                   0            2002
Opportunities Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.036133            6.758171          -15.90%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.868824            8.036133          -18.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           10.000000            7.423709          -25.76%                   0            2002
Strategies Portfolio:
Service Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT                8.177730            6.017346          -26.42%                   0            2002
Value Fund: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.471062            8.177730          -13.66%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.778958            9.471062          -12.13%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid            12.577501           10.471383          -16.75%                   0            2002
Cap Index Fund: Class
I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.965645           12.577501           -2.99%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.447800           12.965645           13.26%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High          8.938092            9.069535            1.47%                   0            2002
Income Bond Fund: Class I
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.725646            8.938092            2.43%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.676620            8.725646           -9.83%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.085801            6.737713          -16.67%                   0            2002
Emerging Markets Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.676322            8.085801           -6.81%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            8.676322          -13.24%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.485519          -25.14%                   0            2002
Emerging Markets Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------


--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.779218          -12.21%                   0            2002
Financial Services Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            8.406045          -15.94%                   0            2002
Health Sciences Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global         3.373545            1.897376          -43.76%                   0            2002
Technology and
Communications Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  5.992673            3.373545          -43.71%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            5.992673          -40.07%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.107282          -28.93%                   0            2002
Technology and
Communications Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Global        10.000000            7.900585          -20.99%                   0            2002
Utilities Fund: Class III
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               11.354552           12.387519            9.10%                   0            2002
Government Bond Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.770572           11.354552            5.42%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.735132           10.770572           10.64%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth         4.952256            3.469794          -29.94%                   0            2002
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  7.011148            4.952256          -29.37%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.707627            7.011148          -27.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                6.459936            4.819298          -25.40%                   0            2002
International Growth
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.211629            6.459936          -29.87%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            9.211629           -7.88%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            7.746056          -22.54%                   0            2002
International Growth
Fund: Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.891153           -1.09%                   0            2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------



--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.489589           -5.10%                   0            2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.995312          -10.05%                   0            2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.549857          -14.50%                   0            2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            8.199498          -18.01%                   0            2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid            8.352516            5.171167          -38.09%                   0            2002
Cap Growth Fund: Class I
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.194050            8.352516          -31.50%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 14.658438           12.194050          -16.81%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money         10.836691           10.781517           -0.51%                   0            2002
Market Fund*: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.641677           10.836691           -1.83%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.209430           10.641677            4.23%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                8.216536            6.675091          -18.76%                   0            2002
Nationwide(R)Fund: Class I
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.480069            8.216536          -13.33%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.851989            9.480069           -3.78%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               10.000000            9.092017           -9.08%                   0            2002
Nationwide Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          10.000000            7.459677          -25.40%                   0            2002
Growth Leaders Fund:
Class III - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT                7.691601            5.641033          -26.66%                   0            2002
Worldwide Leaders Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.638561            7.691601          -20.20%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.182210            9.638561          -13.80%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.76%




--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              14.639366            9.599855          -34.42%                   0            2002
Growth Fund: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 16.705019           14.639366          -12.37%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 20.270503           16.705019          -17.59%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap Value        16.122666           11.543278          -28.40%                   0            2002
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.787277           16.122666           26.08%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.697140           12.787277            9.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company          13.866158           11.268207          -18.74%                   0            2002
Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 15.121378           13.866158           -8.30%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 14.124755           15.121378            7.06%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT             8.794081            7.580114          -13.80%                   0            2002
Balanced Fund: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.288391            8.794081           -5.32%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.481422            9.288391           -2.04%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT              8.599018            6.309116          -26.63%                   0            2002
Strategic Value Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.043154            8.599018           -4.91%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.548175            9.043154            5.79%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth           3.785951            2.126504          -43.83%                   0            2002
Focus Fund: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  6.317967            3.785951          -40.08%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            6.317967          -36.82%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Growth        10.000000            7.467616          -25.32%                   0            2002
Focus Fund: Class III -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT             10.527978           11.094926            5.39%                   0            2002
Multi Sector Bond Fund:
Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.280419           10.527978            2.41%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.897603           10.280419            3.87%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.228852            5.147573          -17.36%                   0            2002
Capital Appreciation
Portfolio: Service Shares
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.107133            6.228852          -23.17%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            8.107133          -18.93%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------


--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF           YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              3.991639            2.317610          -41.94%                   0            2002
Global Technology
Portfolio: Service Shares
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  6.479020            3.991639          -38.39%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            6.479020          -35.21%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.073630          -29.26%                   0            2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -              6.128895            4.472745          -27.02%                   0            2002
International Growth
Portfolio: Service Shares
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.143702            6.128895          -24.74%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            8.143702          -18.56%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             10.000000            7.719236          -22.81%                   0            2002
International Growth
Portfolio: Service II
Shares - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT              9.594571            6.936818          -27.70%                   0            2002
Guardian Portfolio -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.910972            9.594571           -3.19%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.968645            9.910972           -0.58%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             10.284686            7.143412          -30.54%                   0            2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 13.886316           10.284686          -25.94%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 15.264119           13.886316           -9.03%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT              8.986985            6.701201          -25.43%                   0            2002
Partners Portfolio -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.409456            8.986985           -4.49%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.504551            9.409456           -1.00%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              9.473229            6.724059          -29.02%                   0            2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 14.023027            9.473229          -32.45%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 16.070617           14.023027          -12.74%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             10.753519            7.731297          -28.10%                   0            2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.514763           10.753519          -14.07%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.759449           12.514763           -1.92%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------


--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF           YEAR
                                 VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                               BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                  PERIOD                                                      PERIOD
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.204726            6.279861          -23.46%                   0            2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.489961            8.204726          -13.54%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            9.489961           -5.10%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable              8.540552            6.817103          -20.18%                   0            2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.671852            8.540552          -11.70%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.784586            9.671852          -10.32%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund           9.242958            6.648942          -28.06%                   0            2002
II, Inc.: Investor Class
- Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.765480            9.242958           -5.35%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            9.765480           -2.35%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    13.285149           14.263644            7.37%                   0            2002
Institutional Funds, Inc.
-  Emerging Markets Debt
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.276257           13.285149            8.22%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.210825           12.276257            9.50%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                     5.968779            4.039063          -32.33%                   0            2002
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.591151            5.968779          -30.52%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.000000            8.591151          -14.09%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    12.249784           11.946728           -2.47%                   0            2002
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class I - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 11.346213           12.249784            7.96%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.928322           11.346213            3.82%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 8.602001            8.210254           -4.55%                   0            2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  8.913211            8.602001           -3.49%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 15.596564            8.913211          -42.85%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                 9.627768            9.195824           -4.49%                   0            2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 10.937759            9.627768          -11.98%                   0            2001
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                  9.987144           10.937759            9.52%                   0            2000
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------
--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and the Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.